Subsequent Events - Recent Financing Activities (Details) $ in Thousands, $ in Thousands					6 Months Ended
	Aug. 28, 2025 MXN ($)	Aug. 28, 2025 USD ($)	Aug. 22, 2025 USD ($)	Aug. 18, 2025 MXN ($) installment	Jun. 30, 2025 MXN ($)	Jun. 30, 2025 USD ($)	Aug. 28, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 1,697,571,704				$ 143,403,700	$ 1,745,481,072
Revolving credit facility available					7,500,000			$ 540,000
Obtain of revolving credit lines					$ 20,500,000	$ 5,738,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Asset repurchase transaction, term				5 years
Proceed from sale of eligible asset				$ 11,400,000
Number of installment payments | installment				10
Revolving credit facility available	$ 20,500,000						$ 4,048,000
Obtain of revolving credit lines	$ 20,500,000	$ 5,738,000
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								146,314			$ 206,314
Proceeds from revolving credit lines						$ 340,000
Outstanding of revolving credit lines								146,314
Revolving credit facility available								$ 83,686
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from revolving credit lines			$ 60,000
Outstanding of revolving credit lines			206,314
Revolving credit facility available			$ 23,686